Business Combinations - Schedule of Goodwill Arising in the Business Combinations Allocated to Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Business Combinations [Line Items]
Goodwill allocated	$ 181,608	$ 59,188
Canadian Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated	$ 9,142	0
U.S. Less-Than-Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Less-Than-Truckload
Goodwill allocated	$ 3,376	0
Canadian Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 16,017	811
Specialized Truckload
Disclosure Of Business Combinations [Line Items]
Reportable segment	Truckload
Goodwill allocated	$ 43,080	35,865
Logistics
Disclosure Of Business Combinations [Line Items]
Reportable segment	Logistics
Goodwill allocated	$ 109,993	$ 22,512